Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of intangible assets

	Average rate (1)	12.31.23	Additions	Disposals	Transfers	Monetary correction by Hyperinflation	Exchange rate variation	12.31.24
Cost
Goodwill		3,390,938	-	-	-	92,444	287,880	3,771,262
Trademarks		1,873,253	-	(156)	-	109,314	23,855	2,006,266
Non-compete agreement		54,892	737	(8,436)	-	-	9,826	57,019
Outgrowers relationship		517	-	(517)	-	-	-	-
Patents		4,129	-	(2)	-	1,034	225	5,386
Customer relationship		1,217,742	-	-	-	205,074	231,794	1,654,610
Software		787,048	474	(267,404)	154,051	11,992	14,047	700,208
Intangible in progress (2)		35,479	157,734	(1,434)	(153,507)	(570)	(10)	37,692
		7,363,998	158,945	(277,949)	544	419,288	567,617	8,232,443

Amortization
Non-compete agreement	41.22%	(47,841)	(5,236)	8,436	-	-	(9,827)	(54,468)
Outgrowers relationship	-	(419)	(49)	468	-	-	-	-
Patents	8.47%	(3,195)	(566)	-	-	(230)	(159)	(4,150)
Customer relationship	6.94%	(635,655)	(131,595)	-	-	(119,784)	(147,236)	(1,034,270)
Software	32.79%	(536,450)	(179,702)	266,841	-	(5,083)	(11,950)	(466,344)
		(1,223,560)	(317,148)	275,745	-	(125,097)	(169,172)	(1,559,232)
		6,140,438	(158,203)	(2,204)	544	294,191	398,445	6,673,211
(1)	Weighted average annual remaining rate.
(2)	Refers to the acquisition of new software.

	Average rate (1)	12.31.22	Additions	Disposals	Transfers	Monetary correction by Hyperinflation	Exchange rate variation	12.31.23
Cost
Goodwill		3,474,103	-	-	-	96,843	(180,008)	3,390,938
Trademarks		1,881,199	-	-	-	114,516	(122,462)	1,873,253
Non-compete agreement		57,426	465	-	-	-	(2,999)	54,892
Outgrowers relationship		517	-	-	-	-	-	517
Patents		4,878	-	(675)	-	1,335	(1,409)	4,129
Customer relationship		1,340,251	-	-	-	156,141	(278,650)	1,217,742
Software		930,090	140	(357,470)	214,757	33,916	(34,385)	787,048
Intangible in progress (2)		77,263	166,995	(2,757)	(204,828)	(657)	(537)	35,479
		7,765,727	167,600	(360,902)	9,929	402,094	(620,450)	7,363,998

Amortization
Non-compete agreement	46.01%	(39,336)	(11,353)		-	-	2,848	(47,841)
Outgrowers relationship	16.45%	(347)	(72)		-	-	-	(419)
Patents	8.52%	(3,824)	(448)	675	-	(834)	1,236	(3,195)
Customer relationship	6.67%	(622,106)	(101,575)	-	-	(48,487)	136,513	(635,655)
Software	43.58%	(665,504)	(226,029)	356,053		(21,656)	20,686	(536,450)
		(1,331,117)	(339,477)	356,728	-	(70,977)	161,283	(1,223,560)
		6,434,610	(171,877)	(4,174)	9,929	331,117	(459,167)	6,140,438
(1)	Weighted average annual remaining rate.
(2)	Refers to the acquisition of new software.

Schedule of assumptions

	2025	2026	2027
Inflation Brazil (1)	3.93%	4.65%	4.60%
Inflation - United States (1)	2.48%	2.57%	2.57%
Exchange rate - BRL / USD (2)	5.80	5.73	5.69
(1)	Source: Macroeconomic Outlook and Scenarios Report - 05.11.24 (LCA Consultoria Econômica).
(2)	Source: Focus - Market Report - 06.12.24 (Central Bank of Brazil).